Capital Southwest Corporation Q3 2020 Earnings Presentation February 4, 2020 5400 Lyndon B. Johnson Freeway, Suite 1300 | Dallas, Texas 75240 | 214.238.5700 | capitalsouthwest.com

Important Notices • These materials and any presentation of which they form a part are neither an offer to sell, nor a solicitation of an offer to purchase, any securities of Capital Southwest. • These materials and the presentations of which they are a part, and the summaries contained herein, do not purport to be complete and no obligation to update or otherwise revise such information is being assumed. Nothing shall be relied upon as a promise or representation as to the future performance of Capital Southwest. Such information is qualified in its entirety by reference to the more detailed discussions contained elsewhere in Capital Southwest’s public filings with the Securities and Exchange Commission. • There is no guarantee that any of the estimates, targets or projections illustrated in these materials and any presentation of which they form a part will be achieved. Any references herein to any of the Capital Southwest’s past or present investments or its past or present performance, have been provided for illustrative purposes only. It should not be assumed that these investments were or will be profitable or that any future investments by Capital Southwest will be profitable or will equal the performance of these investments. • The information contained herein has been derived from financial statements and other documents provided by the portfolio companies unless otherwise stated. • Past performance is not indicative of future results. In addition, there can be no assurance that unrealized investments will be realized at the expected multiples shown as actual realized returns will depend on, among other factors, future operating results of each of Capital Southwest’s current portfolio companies, the value of the assets and economic conditions at the time of disposition, any related transaction costs, and the timing and manner of sale, all of which may differ from the assumptions on which Capital Southwest’s expected returns are based. In many instances, Capital Southwest will not determine the timing or manner of sale of its portfolio companies. Page 2

Forward-Looking Statements • This presentation contains forward-looking statements relating to, among other things, the business, market conditions, financial condition and results of operations of Capital Southwest, the anticipated investment strategies and investments of Capital Southwest, and future market demand. Any statements that are not statements of historical fact are forward-looking statements. Forward-looking statements are often, but not always, preceded by, followed by, or include words such as "believe," "expect," "intend," "plan," "should" or similar words, phrases or expressions or the negative thereof. These statements are made on the basis of the current beliefs, expectations and assumptions of the management of Capital Southwest and speak only as of the date of this presentation. There are a number of risks and uncertainties that could cause Capital Southwest’s actual results to differ materially from the forward-looking statements included in this presentation. • For a further discussion of some of the risks and uncertainties applicable to Capital Southwest and its business, see Capital Southwest’s Annual Report on Form 10-K for the fiscal year ended March 31, 2019 and its subsequent filings with the Securities and Exchange Commission, including the "Risk Factors" section therein. Other unknown or unpredictable factors could also have a material adverse effect on Capital Southwest’s actual future results, performance, or financial condition. As a result of the foregoing, readers are cautioned not to place undue reliance on these forward-looking statements. Capital Southwest does not assume any obligation to revise or to update these forward-looking statements, whether as a result of new information, subsequent events or circumstances, or otherwise, except as may be required by law. Page 3

Conference Call Participants Bowen S. Diehl President and Chief Executive Officer Michael S. Sarner Chief Financial Officer Chris Rehberger VP Finance / Treasurer Page 4

CSWC Company Overview CSWC is a middle-market lending firm focused on supporting the acquisition and growth of middle-market companies across the capital structure • CSWC was formed in 1961, and elected to be regulated as a BDC in 1988 • Publicly-traded on Nasdaq: Common Stock (“CSWC”) and December 2022 Notes (“CSWCL”) • Internally Managed BDC with RIC tax treatment for U.S. federal income tax purposes • December 2014: announced intent to spin-off industrial growth company (“CSW Industrials”; Nasdaq: "CSWI") tax free • January 2015: launched credit investment strategy • September 2015: completed tax free spin off of CSWI • 23 employees based in Dallas, Texas • Total Balance Sheet Assets of $599 MM as of December 31, 2019 • Manage I-45 Senior Loan Fund (“I-45 SLF”) in partnership with Main Street Capital (NYSE: “MAIN”) Page 5

Q3 2020 Highlights Financial Highlights • Q3 2020 Pre-Tax Net Investment Income (“NII”) of $7.9 MM or $0.44 per share • Paid $0.40 per share in Regular Dividends, plus $0.10 per share Supplemental Dividend and $0.75 per share Special Dividend ◦ Total Dividends for the quarter of $1.25 per share • Investment Portfolio at Fair Value increased to $559 MM from $539 MM in prior quarter ◦ $89.1 MM committed to five new portfolio companies and $3.3 MM committed to four existing portfolio companies ◦ $50.9 MM in proceeds recognized from sale of Media Recovery, generating a realized gain of $44.3 MM and IRR of 11.8% ◦ $4.6 MM in proceeds from one full prepayment of one subordinated debt investment, generating a realized gain of $32K and IRR of 14.0% • Raised $13.8 MM in gross proceeds through Equity ATM Program during the quarter ◦ Sold 623,111 shares at a weighted average price of $22.07 per share (1.21x Price to Book based on prior quarter NAV per share) ◦ Cumulatively, raised $28.7 MM in gross proceeds at a weighted average price of $21.81 per share since inception of the Equity ATM Program in March 2019 • Raised $10 MM in additional 5.375% October 2024 Notes during the quarter, increasing aggregate principal amount outstanding to $75 MM • $167.6 MM available on Credit Facility and $23.0 MM in cash and cash equivalents as of quarter end Page 6

Track Record of Strong Dividend Yield and Consistent Dividend Coverage • In the last twelve months ending 12/31/2019, CSWC generated $1.72 per share in Pre-Tax NII and paid out $1.57 per share in regular dividends • Cumulative Pre-Tax NII Regular Dividend Coverage of 108% since the 2015 spin-off • Distributed a $0.75 one-time Special Dividend this quarter in conjunction with the sale of Media Recovery • Announced Supplemental Dividend Program in June 2018 ◦ Expect to pay $0.10 per share Supplemental Dividend per quarter going forward, subject to Board approval 24.0% $1.4 $1.25 $1.2 19.7% e r a $1.0 h $0.89 S 0.75 r e $0.8 P 9.4% 9.2% 10.6% 9.6% 9.1% d 0.50 9.3% n $0.6 e $0.51 $0.46 $0.48 $0.49 $0.50 d $0.45 6.6% $0.44 i 5.2% 5.6% 6.3% 0.10 v 0.10 0.10 0.10 i 0.10 $0.4 4.2% 0.10 0.10 D 3.0% 0.26 $0.24 $0.26 $0.28 0.10 1.2% 1.8% $0.17 $0.21 $0.2 $0.11 0.34 0.36 0.38 0.39 0.40 0.40 0.41 $0.04 $0.06 0.21 0.24 0.26 0.28 0.29 0.11 0.17 0.19 $0.0 0.04 0.06 /16 /16 /16 /16 /17 /17 /17 /17 /18 018 018 018 019 019 019 019 020 3/31 6/30 9/30 2/31 3/31 6/30 9/30 2/31 3/31 0/2 0/2 1/2 1/2 0/2 0/2 1/2 1/2 0 0 0 1 0 0 0 1 0 6/3 9/3 12/3 3/3 6/3 9/3 12/3 3/3 Regular Dividend Per Share Supplemental Dividend Per Share Special Dividend Per Share Dividend Yield – Quarterly Annualized Total Dividend / CSWC Share Price at Qtr. End Page 7

History of Value Creation Total Value (Net Asset Value + Cumulative Dividends Paid) Increase of $5.39 at 12/31/2019 from 9/30/2015 Spin-off of CSWI $23.38 $24 $22.71 $23.16 $23.07 $21.58 $21.99 $22.04 $20.90 $21 $19.98 $4.58 $5.08 $19.54 $2.71 $3.15 $3.61 $4.09 $18.63 $19.00 $1.82 $6.33 $17.95 $18.26 $1.28 $1.54 $18 $17.68 $17.22 $17.38 $17.49 $0.38 $0.83 $1.04 $0.04 $0.10 $0.21 $15 $12 $9 $17.96 $18.26 $18.44 $19.08 $18.87 $18.84 $18.43 $18.62 $18.58 $18.30 $17.68 $17.22 $17.34 $17.39 $17.74 $17.88 $17.8 $16.74 $6 $3 $0 /2015 /2015 /2016 /2016 /2016 /2016 /2017 /2017 /2017 /2017 /2018 /2018 /2018 /2018 /2019 /2019 /2019 /2019 9/30 12/31 3/31 6/30 9/30 12/31 3/31 6/30 9/30 12/31 3/31 6/30 9/30 12/31 3/31 6/30 9/30 12/31 Net Asset Value Per Share Cumulative Dividends Paid Per Share Page 8

Two Pronged Investment Strategy CORE: Lower Middle Market (“LMM”): CSWC led or Club Deals • Companies with EBITDA between $3 MM and $15 MM • Typical leverage of 2.0x – 4.0x Debt to EBITDA through CSWC debt position • Commitment size up to $25 MM with hold sizes generally $10 MM to $20 MM • Both Sponsored and Non-sponsored deals • Securities include first lien, unitranche, second lien and subordinated debt • Frequently make equity co-investments alongside CSWC debt OPPORTUNISTIC: Upper Middle Market (“UMM”): Syndicated or Club, First and Second Lien • Companies typically have in excess of $50 MM in EBITDA • Typical leverage of 3.0x – 5.5x Debt to EBITDA through CSWC debt position • Hold sizes generally $5 MM to $15 MM • Floating rate first and second lien debt securities • More liquid assets relative to Lower Middle Market investments • Provides flexibility to invest/divest opportunistically based on market conditions and liquidity position Page 9

Credit Portfolio Heavily Weighted Towards First Lien and LMM Investments First Lien and LMM Investments have increased to 90% and 81% of the credit portfolio, respectively, as of 12/31/2019 Credit Portfolio Heavily Weighted to First Lien Robust LMM Credit Portfolio Growth 600.0 600.0 500.0 500.0 $456.1 $456.1 $381.7$387.1 19% 400.0 $381.7$387.1 400.0 $367.7 $367.7 90% ) ) $350.7 $350.7 s $336.7 s 87% $336.7 87% n 24% n 24% 86% o 22% i o l 23% i l l i 300.0 l $272.1 26% i 300.0 $272.1 86% M 81% ( M $239.1 ( $239.1 85% $226.5 $226.5 $ 27% $ 86% 82% $181.7$187.3 28% 76% 76% 200.0 $181.7$187.3 200.0 $167.5 31% 78% $167.5 79% 45% 74% 77% 73% 51% 64% 69% 58% 73% 100.0 72% 100.0 69% 55% 28% 49% 22% 17% 13% 10% 7% 9% 10% 10% 9% 9% 8% 42% 8% 9% 10% 8% 2% 0.0 8% 7% 6% 4% 4% 4% 4% 0.0 17 17 17 17 18 18 18 18 19 19 19 19 17 17 17 17 18 18 18 18 19 19 19 19 0 0 0 0 0 0 0 0 0 0 0 0 0 0 0 0 0 0 0 0 0 0 0 0 1/2 0/2 0/2 1/2 1/2 0/2 0/2 1/2 1/2 0/2 0/2 1/2 0/2 0/2 0/2 1/2 1/2 0/2 0/2 1/2 1/2 0/2 0/2 1/2 /3 /3 /3 /3 /3 /3 /3 /3 /3 /3 /3 /3 /3 /3 /3 /3 /3 /3 /3 /3 /3 /3 /3 /3 3 6 9 12 3 6 9 12 3 6 9 12 3 6 9 12 3 6 9 12 3 6 9 12 Sub-Debt Second Lien First Lien LMM UMM Page 10

CSWC Originations $92.4 MM in total new committed investments, consisting of $89.1 MM committed to new portfolio companies and $3.3 MM committed to existing portfolio companies Portfolio Originations Q3 2020 Total Debt Total Equity Unfunded Funded at Close Funded at Close Commitments at Debt Spread Debt Yield to Name Industry Type Market ($000s) ($000s) Close ($000s) over LIBOR Maturity NinjaTrader Financial Services 1st Lien / Equity LMM $19,350 $2,000 $400 6.00% 8.70% Landpoint Business Services 1st Lien LMM $19,500 $0 $0 7.00% 9.73% ICS Distribution d/b/a Relevant (1) Rental Solutions Industrial Services 1st Lien LMM $18,000 $0 $0 8.22% 11.28% GrammaTech Software & IT Services 1st Lien / Equity LMM $11,500 $1,000 $2,500 7.00% 9.50% Technology Products & Trinity3 Components 1st Lien / Equity LMM $14,250 $563 $0 7.50% 10.40% Total / Weighted Average $82,600 $3,563 $2,900 7.12% 9.91% Note: Market refers to Upper Middle Market (“UMM”) and Lower Middle Market (“LMM”) (1) Capital Southwest partnered with a bank lender who contributed a first out participation in the first lien loan Page 11

Track Record of CSWC Exits Continues

$55.5 MM in proceeds from one prepayment and one sale during the quarter

- Sale of Media Recovery equity investment, generating a realized gain of $44.3 MM and IRR of 11.8%
- Full prepayment of Chandler Signs subordinated debt investment, generating a realized gain of $32K and IRR of 14.0%
- Cumulative IRR of 15.4% on 29 portfolio exits generating $266.9 MM in proceeds since launch of credit strategy in January 2015

Portfolio Repayments and Exits	Q3 2020					
Name	Industry	Type	Market	Net Proceeds ($000)	Realized Gain ($000s)	IRR
Media Recovery (SpotSee)	Industrial Products	Equity	LMM	$50,903[1]	$44,328	11.83%
Chandler Signs	Business Services	Subordinated Debt	LMM	$4,569	$32	14.00%
Total / Weighted Average				**$55,472**	**$44,360**	**12.01%**

(1) Includes success fee, a portion of the maximum total earnout recognized at close, and a portion of the maximum total escrow recognized at close. CSWC has the ability to earn up to an additional $1.5 MM in proceeds based on the performance of Media Recovery post-close

Note: Market refers to Upper Middle Market ("UMM") and Lower Middle Market ("LMM")

C S W C capital southwest

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CSWC Portfolio Asset Mix by Market Maintaining conservative portfolio leverage while receiving attractive risk adjusted returns Investment Portfolio - Statistics Q3 2020 Lower Middle Upper Middle (1) (In Thousands) Market Market Number of Portfolio Companies 32 11 Total Cost $404,006 $100,697 Total Fair Value $413,503 $86,755 Average Hold Size (at Cost) $12,625 $9,154 % First Lien Investments (at Cost) 83.4% 85.2% % Second Lien Investments (at Cost) 5.3% 14.8% % Subordinated Debt Investments (at Cost) 2.5% 0.0% % Equity (at Cost) 8.8% 0.0% Wtd. Avg. Yield (2) 11.6% 7.4% Wtd. Avg. EBITDA of Issuer ($MM's) (3) $7.9 $65.2 Wtd. Avg. Leverage through CSWC Security (4) 3.6x 4.6x Note: All metrics above exclude the I-45 Senior Loan Fund (1) At December 31, 2019, we had equity ownership in approximately 68.8% of our LMM investments (2) The weighted-average annual effective yields were computed using the effective interest rates during the quarter for all debt investments at cost as of December 31, 2019, including accretion of original issue discount but excluding fees payable upon repayment of the debt instruments. As of December 31, 2019, there were three investments on non- accrual status. Weighted-average annual effective yield is not a return to shareholders and is higher than what an investor in shares in our common stock will realize on its investment because it does not reflect our expenses or any sales load paid by an investor (3) Weighted average EBITDA metric is calculated using investment cost basis weighting. For the quarter ended December 31, 2019, one portfolio company is excluded from this calculation due to a reported debt to adjusted EBITDA ratio that was not meaningful (4) Includes CSWC debt investments only. Calculated as the amount of each portfolio company’s debt (including CSWC’s position and debt senior or pari passu to CSWC’s position, but excluding debt subordinated to CSWC’s position) in the capital structure divided by each portfolio company’s adjusted EBITDA. Weighted average leverage is calculated using investment cost basis weighting. Management uses this metric as a guide to evaluate relative risk of its position in each portfolio debt investment. For the quarter ended December 31, 2019, one portfolio company is excluded from this calculation due to reporting a debt to adjusted EBITDA ratio that was not meaningful Page 13

CSWC Portfolio Mix as of 12/31/19 at Fair Value Current Investment Portfolio of $558.6 MM continues to be diverse across industries Current Investment Portfolio (By Type) Current Investment Portfolio (By Industry) Senior Restaurants: 1% Commodities & Mining: 2% Subordinated Energy Services (Midstream): 2% Debt: 2% Equity: 8% Environmental Services: 2% Second Lien: Industrial Services: 3% 6% Technology Products & Business Services: Components: 3% 16% Consumer Services: 4% Transportation I-45 SLF LLC: & Logistics: 10% 4% I-45 SLF LLC: 10% Consumer Products and Retail: 4% Distribution: 4% First Lien: Healthcare Services: 74% Food, 10% Agriculture & Beverage: 5% Healthcare Media, Products: 5% Marketing, & Entertainment: Software & IT Financial 9% Services: 8% Services: 6% Page 14

I-45 Portfolio Overview I-45 loan portfolio of $206.2 MM is 96% first lien with average hold size of 2.2% of the I-45 portfolio Current I-45 Portfolio (By Type) Current I-45 Portfolio (By Industry) Telecommunications 4% Telecommunications 15% 6% 3% 14% Consumer Products 6% and Retail 8% Retail 96% 12% 5% 9% 9% Healthcare Services Capital EquipmentCapital Equipment First Lien Second Lien Services: Consumer I-45 Portfolio Statistics (In Thousands) 3/31/2019 6/30/2019 9/30/2019 12/31/2019 Total Debt Investments at Fair Value $237,547 $234,700 $214,762 $206,208 Number of Issuers 48 50 46 46 Wtd. Avg. Issuer EBITDA $68,109 $70,807 $69,270 $64,968 Avg. Investment Size as a % of Portfolio 2.1% 2.0% 2.2% 2.2% Wtd. Avg. Net Leverage on Investments (1)(2) 3.6x 3.9x 4.3x 4.5x Wtd. Avg. Spread to LIBOR 6.3% 6.4% 6.4% 6.3% Wtd. Avg. Duration (Yrs) 3.9 4.0 3.9 3.8 (1) Through I-45 Security (2) One portfolio company is excluded from this calculation due to a reported debt to adjusted EBITDA ratio that was not meaningful Page 15

Income Statement Quarter Ended Quarter Ended Quarter Ended Quarter Ended (In Thousands, except per share amounts) 3/31/19 6/30/19 9/30/19 12/31/19 Investment Income Interest Income $10,320 $11,346 $11,237 $11,685 Dividend Income 3,342 4,019 3,587 2,688 Fees and Other Income(1) 646 434 394 1,611 Total Investment Income $14,308 $15,799 $15,218 $15,984 Expenses Cash Compensation $1,835 $2,021 $1,708 $2,034 Share Based Compensation 707 837 685 690 General & Administrative 1,233 1,451 1,728 1,243 Total Expenses (excluding Interest) $3,775 $4,309 $4,121 $3,967 Interest Expense $3,349 $3,806 $3,716 $4,142 Pre-Tax Net Investment Income $7,184 $7,684 $7,381 $7,875 Taxes and Gain / (Loss) Income Tax Benefit (Expense) $(312) $(324) $(566) $(761) Net realized gain (loss) on investments 58 1,217 283 40,818 Net increase (decrease) in unrealized appreciation of investments 3,567 (1,864) (4,369) (54,765) Net increase (decrease) in net assets resulting from operations $10,497 $6,713 $2,729 $(6,833) Weighted Average Diluted Shares Outstanding 17,296 17,536 17,770 18,100 Pre-Tax NII Per Diluted Weighted Average Share $0.42 $0.44 $0.42 $0.44 (1) Includes Success Fee from sale of Media Recovery Page 16

Operating Leverage Trend Continue to realize operating efficiencies of internally-managed structure migrating to a target operating leverage of sub-2.5% 6% $800 s t e s s 5% A g $599 v A ) 4.9% $585 $600 $564 f M $552 o M % $ ( s s a t e 4.2% $417 4% s s e s s A $400 n l $326 e a p t 3.7% x o $284 E T g n i 3% t 3.1% a $200 3.0% r 2.9% e p 2.7% O $0 2% FY 16 FY 17 FY 18 FY 19 Q1 FY20 Q2 FY20 Q3 FY20 Period Ending Total Assets Operating Expenses(1) as % of Average Total Assets Note: FY16 includes only the quarters after the 2015 spin-off. Q1 FY20, Q2 FY20, and Q3 FY20 are quarterly annualized. (1) Operating expenses exclude interest expense Page 17

Balance Sheet Quarter Ended Quarter Ended Quarter Ended Quarter Ended (In Thousands, except per share amounts) 3/31/19 6/30/19 9/30/19 12/31/19 Assets Portfolio Investments $524,071 $533,491 $538,876 $558,552 Cash & Cash Equivalents 9,924 11,969 30,019 22,966 Deferred Tax Asset 1,807 1,672 1,628 1,336 Other Assets 16,041 17,044 14,510 16,494 Total Assets $551,843 $564,176 $585,033 $599,348 Liabilities December 2022 Notes $75,099 $75,440 $75,564 $75,688 October 2024 Notes — — 63,585 73,393 Credit Facility 141,000 151,000 108,000 124,000 Other Liabilities 9,781 8,922 9,785 14,411 Total Liabilities $225,880 $235,362 $256,934 $287,492 Shareholders Equity Net Asset Value $325,963 $328,814 $328,099 $311,856 Net Asset Value per Share $18.62 $18.58 $18.30 $16.74 Debt to Equity 0.66x 0.69x 0.75x 0.88x Page 18

NAV per Share Bridge from Quarter Ended 9/30/2019 $20.0 $19.5 $19.0 $0.44 $18.5 $18.30 $0.15 $18.0 $(0.40) $(0.10) $17.5 $(0.48) $16.74 $17.0 $(0.75) $(0.19) $16.5 $(0.23) $16.0 Net Investment Income / Investment Portfolio MRI Sale Dividends $15.5 $15.0 t re e nd nd 5) io nd ax c re ha om e e -4 ol e T pa ha /S c id id I rtf id n m /S V In iv iv es o iv tio I V A nt D D ud P D u le A N e ar al cl M al rib Sa N 9 tm ul nt In M ci st I 9 01 es g e ( L pe i R 01 /2 v Re em io n S D M /2 0 In pl ol e i ed (1) 1 /3 et p tf g m /3 9 N u or an ee 12 x S P h D Ta M t C e- M e Pr U N in ge an Ch et N (1) MRI Sale Impact consists of $0.09 per share in sales proceeds adjustments related to transaction costs, $0.08 per share in unrecognized earnout / escrow which CSWC has the ability to earn in the future, and $0.06 per share success fee recognized as revenue by CSWC Page 19

Significant Unused Debt Capacity with Long-Term Duration

Earliest Debt Maturity occurs in December 2022

Facility	Total Commitments	Interest Rate	Maturity	Principal Drawn	Undrawn Commitment
Credit Facility (1)	$295.0 MM	L + 2.50% subject to certain conditions	December 2023	$124.0 MM	$167.6 MM (2)
December 2022 Notes (NASDAQ: "CSWCL") (3)	$77.1 MM	5.95%	December 2022	$77.1 MM	N/A
October 2024 Notes (4)	$75.0 MM	5.375%	October 2024	$75.0 MM	N/A
I-45 Credit Facility (5)	$165.0 MM	L + 2.25%	November 2024	$139.0 MM	$26.0 MM

Long-Term Debt Obligations (Calendar Year)



Principal Payments ($MM)
$250
$200
$150
$100
$50
$0
US$77.1
$77.1
US$124.0
$124.0
US$214.0
$139.0
$75.0
CY2020
CY2021
CY2022
CY2023
CY2024
Credit Facility
December 2022 Notes
October 2024 Notes
I-45 Credit Facility

(1) The facility has an accordion feature that allows for an increase in total commitments up to $350 MM. Principal Drawn is based upon outstanding balances as of 12/31/19
(2) Net of $3.4 MM in letters of credit outstanding
(3) Redeemable in whole or in part at CSWC's option at any time. Principal drawn is based upon outstanding balances as of 12/31/19
(4) Redeemable in whole or in part at any time prior to July 1, 2024, at par plus a "make whole" premium, and thereafter at par
(5) CSWC owns 80% of the equity and 50% of the voting rights of I-45 SLF LLC with a joint venture partner

CSWC capital southwest

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Portfolio Statistics Continuing to build a well performing credit portfolio Quarter Ended Quarter Ended Quarter Ended Quarter Ended (In Thousands) 3/31/19 6/30/19 9/30/19 12/31/19 Portfolio Statistics Fair Value of Debt Investments $367,727 $381,704 $387,168 $456,095 Average Debt Investment Hold Size $10,506 $10,906 $11,062 $11,695 Fair Value of Debt Investments as a % of Par 97% 97% 96% 95% % of Investment Portfolio on Non-Accrual (at Fair Value) 1.6% 1.5% 2.6% 3.3% Weighted Average Investment Rating (1) 1.9 1.9 2.0 2.0 Weighted Average Yield on Debt Investments 11.58% 11.73% 11.02% 11.26% Total Fair Value of Portfolio Investments $524,071 $533,491 $538,876 $558,552 Weighted Average Yield on all Portfolio Investments (2) 10.96% 11.73% 11.10% 10.69% Investment Mix (Debt vs. Equity) (3) (4) 80% / 20% 81% / 19% 81% / 19% 91% / 9% (1) CSWC utilizes an internal 1 - 4 investment rating system in which 1 represents material outperformance and 4 represents material underperformance. All new investments are initially set to 2 (2) Includes dividends from Media Recovery, Inc. and I-45 Senior Loan Fund (3) Excludes CSWC equity investment in I-45 Senior Loan Fund (4) At Fair Value Page 21

Investment Income Detail Constructing a portfolio of investments with recurring cash yield • Non-Cash and Non-Recurring investment income remain a minor portion of Total Investment Income Quarter Ended Quarter Ended Quarter Ended Quarter Ended (In Thousands) 3/31/19 6/30/19 9/30/19 12/31/19 Investment Income Breakdown Cash Interest $9,760 $10,526 $10,573 $10,430 Cash Dividends 3,282 3,959 3,576 2,703 PIK Income 298 424 191 801 Amortization of purchase discounts and fees 336 472 496 460 Management/Admin Fees 197 211 246 199 Prepayment Fees & Other Income(1) 435 207 136 1,391 Total Investment Income $14,308 $15,799 $15,218 $15,984 Key Metrics Cash Income as a % of Investment Income 96% 94% 95% 92% % of Total Investment Income that is Recurring(2) 97% 96% 98% 88% (1) Includes success fee from sale of Media Recovery (2) Non-Recurring income principally made up of loan prepayment, amendment fees, and success fee / stub dividend from sale of Media Recovery Page 22

Key Financial Metrics Strong Pre-Tax Net Investment Income and Regular Dividend growth driven by net portfolio growth and investment performance Quarter Ended Quarter Ended Quarter Ended Quarter Ended 3/31/19 6/30/19 9/30/19 12/31/19 Key Financial Metrics Pre-Tax Net Investment Income Per Wtd Avg Diluted Share $0.42 $0.44 $0.42 $0.44 Pre-Tax Net Investment Income Return on Equity (ROE)(1) 9.01% 9.41% 8.94% 9.51% Realized Earnings Per Wtd Avg Diluted Share $0.40 $0.49 $0.40 $2.65 Realized Earnings Return on Equity (ROE)(1) 8.70% 10.51% 8.60% 57.88% Earnings Per Wtd Avg Diluted Share $0.61 $0.38 $0.15 $(0.38) Earnings Return on Equity (ROE)(1) 13.17% 8.22% 3.31% (8.25)% Regular Dividends per Share $0.38 $0.39 $0.40 $0.40 Supplemental/Special Dividends per Share $0.10 $0.10 $0.10 $0.85 Total Dividends per Share $0.48 $0.49 $0.50 $1.25 Dividend Yield (2) 9.13% 9.36% 9.17% 24.03% (1) Return on Equity is calculated as the quarterly annualized Pre-Tax NII, Realized Earnings, or Total Earnings, respectively, divided by equity at the end of the prior quarter (2) Dividend Yield is calculated as the quarterly annualized Total Dividend divided by share price at quarter end Page 23

Interest Rate Sensitivity Fixed vs. Floating Portfolio Exposure (1) 2% 98% Fixed Floating Illustrative Annual Illustrative Annual NII Change in Base Interest Rates NII Change ($'s) Change (Per Share) (100 bps) $(1,921,287) $(0.11) (75 bps) (1,723,716) (0.10) (50 bps) (1,195,064) (0.07) (25 bps) (612,652) (0.03) 25 bps 800,188 0.04 50 bps 1,705,864 0.09 75 bps 2,611,540 0.14 100 bps 3,517,217 0.19 (1) Portfolio Exposure includes I-45 assets pro rata as a % of CSWC’s equity investment in the fund Note: Illustrative change in annual NII is based on a projection of CSWC’s existing debt investments as of 12/31/19, adjusted only for changes in Base Interest Rate. Base Interest Rate used in this analysis is 3-Month LIBOR of 1.91% at 12/31/19. The results of this analysis include the I-45 Senior Loan Fund, which is comprised of 100% floating rate assets and liabilities Page 24

Corporate Information

Board of Directors

Inside Directors

Bowen S. Diehl

Independent Directors

David R. Brooks
Christine S. Battist
T. Duane Morgan
Jack D. Furst
William R. Thomas

Corporate Offices & Website

5400 LBJ Freeway
13th Floor
Dallas, TX 75240
http://www.capitalsouthwest.com

Senior Management

Bowen S. Diehl
President & Chief Executive Officer

Michael S. Sarner
Chief Financial Officer, Secretary & Treasurer

Investor Relations

Michael S. Sarner
Capital Southwest
214-884-3829
msarner@capitalsouthwest.com

Securities Listing

Nasdaq: "CSWC" (Common Stock)
Nasdaq: "CSWCL" (December 2022 Notes)

Fiscal Year End

March 31

Independent Auditor

RSM US
Chicago, IL

Corporate Counsel

Eversheds Sutherland (US) LLP

Transfer Agent

American Stock Transfer & Trust Company, LLC
800-937-5449
www.amstock.com

Industry Analyst Coverage

Firm	Analyst	Contact Information
Ladenburg Thalmann	Mickey M. Schleien, CFA	Direct: 305-572-4131
Janney Montgomery Scott	Mitchel Penn, CFA	Direct: 410-583-5976
JMP Securities	Christopher York	Direct: 415-835-8965
B. Riley FBR	Tim Hayes	Direct: 703-312-1819
National Securities	Bryce Rowe	Direct: 212-417-8211
Jefferies	Kyle Joseph	Direct: 510-418-0754
Raymond James	Robert Dodd	Direct: 901-579-4560

CSWC capital southwest

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